Equity share capital - Summary of Cash Flow Hedge Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Costs of hedging deferred and recognised in OCI	$ (11)	$ 0	$ 3
Deferred tax	(11)	0	2
Reserve of Cash Flow Hedges [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(2)	0	5
Costs of hedging deferred and recognised in OCI	(11)		3
Change in fair value of currency swaps recognised in OCI	(113)	(30)	33
Reclassified from OCI to profit or loss - included in financial expenses	165	28	(43)
Deferred tax	(11)		2
Reserve Of Cash flow Hedges Ending Balance	28	(2)	0
Reserve of Cash Flow Hedges [member] | Cash flow hedge reserves [Member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	6	8	16
Change in fair value of currency swaps recognised in OCI	(113)	(30)	33
Reclassified from OCI to profit or loss - included in financial expenses	165	28	(43)
Deferred tax	(11)		2
Reserve Of Cash flow Hedges Ending Balance	47	6	8
Reserve of Cash Flow Hedges [member] | Costs of hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(8)	(8)	(11)
Costs of hedging deferred and recognised in OCI	(11)		3
Change in fair value of currency swaps recognised in OCI	0
Reclassified from OCI to profit or loss - included in financial expenses	0
Deferred tax	0
Reserve Of Cash flow Hedges Ending Balance	$ (19)	$ (8)	$ (8)